RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

10.	RELATED PARTY TRANSACTIONS

(a) The Company had the following balances due to related parties:

	Relationship	June 30, 2022	December 31, 2021
Junze Zhang	Shareholder and director of the Company	$840,246	$667,787
Xinwen Yang	Director of the SDYL	4,968	-
Qing Zuo	Chairman of the Board of ZDSE since December 20, 2018	6,555	6,750
Total		$851,769	$674,537

The balances represent cash advances from related parties.

The balances with related parties are unsecured, non-interest bearing and repayable on demand.

(b)	Transactions

	For the six months ended June 30,
	2022	2021
Cash advance from related parties
Qing Zuo	$-	$15,451
Junze Zhang	180,151	95,608
Xinwen Yang	4,968	-
	$185,119	$111,059